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           [GENWORTH LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]

January 22, 2010

VIA EDGAR

The United States Securities
 and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Genworth Life of New York VA Separate Account 3
    Genworth Life Insurance Company of New York
    File Nos. 333-162504; 811-22339

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Genworth Life of New York VA Separate Account 3 (the "Separate Account") and Genworth Life Insurance Company of New York (the "Company"), we certify that the form of the Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from the form of the Statement of Additional Information contained in Pre-Effective Amendment No. 1 to the Registration Statement for the Company and the Separate Account, which was filed electronically on December 22, 2009, and became effective on January 8, 2010.

Please contact the undersigned at 804.289.3545 should you have any questions regarding this filing.

Sincerely,

/s/ Michael D. Pappas
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Michael D. Pappas
Associate General Counsel